CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (6,722,302)	$ (53,535,956)
Adjustments to reconcile net (loss) to net cash provided by operating activities
Amortization of intangible assets	8,183,361	8,181,251
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming, Bao Li Gaming and Oriental VIP Room	(13,325,814)	55,683,689
Impairment of goodwill	17,754,136	0
Depreciation	40,981	33,997
Change in assets and liabilities
Accounts Receivable	(1,612,878)	2,576,519
Markers Receivable	9,475,232	28,041,878
Prepaid Expenses and Other Assets	83,359	362,809
Lines of Credit Payable	7,583,771	(10,601,939)
Accrued Expenses	(4,057,958)	361,103
Net cash provided by operating activities	17,401,888	31,103,351
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,623)	(303,824)
Net cash used in investing activities	(2,623)	(303,824)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash paid for shares repurchased	0	(4,193,554)
Dividends paid	(1,038,967)	0
Proceeds from/(repayment of) shareholder loans, net	4,802,432	(3,161,390)
Net cash used in financing activities	(17,556,535)	(29,354,944)
Net (decrease) increase in cash and cash equivalents	(157,270)	1,444,583
Effect of foreign currency translation on cash	2,777	4,630
Cash and cash equivalents at beginning of period	11,146,534	7,563,097
Cash and cash equivalents at end of period	10,992,041	9,012,310
Non-cash Financing Activities
Ordinary shares issued for contingent consideration payment for Bao Li Gaming	1,342,750	0
Bao Li Gaming [Member]
Adjustments to reconcile net (loss) to net cash provided by operating activities
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming, Bao Li Gaming and Oriental VIP Room	(3,757,513)
CASH FLOWS FROM FINANCING ACTIVITIES
Contingent consideration paid for acquisition	(21,320,000)	(13,000,000)
Kings Gaming [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Contingent consideration paid for acquisition	$ 0	$ (9,000,000)